EMPLOYEE RELATED LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Israeli employee termination benefits	$ 5,716	$ 5,752	$ 6,269
Tower Jazz Panasonic Semi Conductor Company Ltd [Member]
Matching contribution (as a percent)	8.00%
Cost recognized	$ 3,853	$ 4,266	$ 4,838